General and Administrative Expenses	12 Months Ended
Dec. 31, 2022
Disclosure Of General And Administrative Expenses [Abstract]
General and Administrative Expenses
15.	GENERAL AND ADMINISTRATIVE EXPENSES
The following table summarizes the Company’s general and administrative expenses:

	Years Ended December 31,
	2022 $	2021 $

Salaries, benefits and directors’ fees	8,684	4,215

Office and administration	4,600	2,470

Professional fees	7,553	2,410

Regulatory and filing fees	326	428

Travel	670	134

Investor relations	700	462

Depreciation	350	267

	22,883	10,386